Earnings per share (Antidilutive Securities Excluded From Dilutive Net Loss Per Share) (Details) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of earnings per share	1,098,037	295,770